Schedule of Antidilutive Securities Excluded From Computation of Net Loss Per Common Share (Details) - Titan Pharmaceuticals Inc [Member] - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares	1,567	916	1,169	497
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares	80	93
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares		15
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares	1,019	332
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of weighted-average anti-dilutive common shares	468	476